BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 27, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Feb. 29, 2016
Percentage of voting interests acquired		95.14%		95.14%
Percentage of recieve net income or net loss				100.00%
Outstanding warrants		720,382	720,382	720,382	720,382
Outstanding convertible notes		$ 11,675,729	$ 11,675,729	$ 1,096,705	$ 1,096,705
Bad debt expense				$ 0	$ 0
Non-Related Party [Member]
Account receivable						$ 3,273,141			$ 3,639,030
Net of allowance for doubtful accounts						$ 139,609			$ 143,768
Common Stock [Member]
Outstanding, shares		155,582,058	114,003,000	155,582,058	114,003,000	114,174,265	116,500,917	114,003,000	114,003,000	99,003,000
Convertible notes						$ 670,587
Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Percentage of voting interests acquired	95.14%
Percentage of recieve net income or net loss	100.00%
Convertible notes	$ 4,400,000
Non-Related Parties [Member]
Account receivable		$ 3,350,910		$ 3,350,910		3,273,141
Net of allowance for doubtful accounts		$ 151,121		$ 151,121		$ 139,609
Minimum [Member]
Lease term		12 months		12 months							12 months
Land Use Rights [Member]
Estimated useful life of intangible assets				50 years		50 years